Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) - Recurring fair value measurement
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($) bid_quote	Dec. 31, 2018 USD ($) bid_quote
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 16,553	$ 16,674
Financial liabilities	7,478	7,142
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	7	12
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,438	5,374
Level 3 | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,922	3,882
Level 3 | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities
Level 3 | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	17	83
Level 3 | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,397	1,382
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	102	27
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,014	1,755
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19	1
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19	1
Level 3 | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6,746	5,553
Level 3 | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,245	2,202
Level 3 | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	401	394
Level 3 | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,844	1,808
Level 3 | Loans held for securitisation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	44	49
Level 3 | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3	3
Level 3 | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	55	65
Level 3 | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,875	2,358
Level 3 | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,585	6,444
Level 3 | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,515	3,013
Level 3 | – Repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,086
Level 3 | – other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,984	3,431
Level 3 | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	709	700
Level 3 | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	40	27
Level 3 | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	163	148
Level 3 | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	217	233
Level 3 | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	732	1,019
Level 3 | Interest rate | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	258	250
Level 3 | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	89	77
Level 3 | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	234	244
Level 3 | Foreign exchange | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	114	113
Level 3 | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	150	186
Level 3 | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	374	216
Level 3 | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	347	267
Level 3 | Equities | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	83	310
Level 3 | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	249	215
Level 3 | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	58	76
Level 3 | Credit | other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 72	$ 32
Market proxy | Bottom of range | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	0.00%	0.00%
Bid quotes | bid_quote	0	0
Market proxy | Bottom of range | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	0	0
Market proxy | Top of range | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	9.00%	10.00%
Bid quotes | bid_quote	101	100
Market proxy | Top of range | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	103	271
Market proxy | Bottom of range | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	0.00%	0.00%
Bid quotes | bid_quote	0	50
Market proxy | Bottom of range | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	71	71
Market proxy | Top of range | – CLO/CDO
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	9.00%	10.00%
Bid quotes | bid_quote	101	100
Market proxy | Top of range | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Bid quotes | bid_quote	99	99
Model – Option model | Bottom of range | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	7.00%	8.00%
Model – Option model | Bottom of range | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	6.00%	17.00%
Model – Option model | Bottom of range | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	5.00%	21.00%
Model – Option model | Bottom of range | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	1.00%	1.00%
Model – Option model | Bottom of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	9.00%	13.00%
Model – Option model | Bottom of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	9.00%	13.00%
Model – Option model | Bottom of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	1.00%	1.00%
Model – Option model | Bottom of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	1.00%	1.00%
Model – Option model | Bottom of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	0.00%	5.00%
Model – Option model | Bottom of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	0.00%	5.00%
Model – Option model | Top of range | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	65.00%	79.00%
Model – Option model | Top of range | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	93.00%	93.00%
Model – Option model | Top of range | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	21.00%
Model – Option model | Top of range | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	31.00%	27.00%
Model – Option model | Top of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	36.00%	39.00%
Model – Option model | Top of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	36.00%	39.00%
Model – Option model | Top of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	31.00%	27.00%
Model – Option model | Top of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	31.00%	27.00%
Model – Option model | Top of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	97.00%	83.00%
Model – Option model | Top of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	97.00%	83.00%
Model – Option model | Bottom of range | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	10.00%	13.00%
Model – Option model | Bottom of range | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	6.00%	40.00%
Model – Option model | Bottom of range | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	5.00%	21.00%
Model – Option model | Bottom of range | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	3.00%	3.00%
Model – Option model | Bottom of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	14.00%	14.00%
Model – Option model | Bottom of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	14.00%	14.00%
Model – Option model | Bottom of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	4.00%	7.00%
Model – Option model | Bottom of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	4.00%	7.00%
Model – Option model | Bottom of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	4.00%	5.00%
Model – Option model | Bottom of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	4.00%	5.00%
Model – Option model | Top of range | – equity-linked notes one
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	53.00%	53.00%
Model – Option model | Top of range | – equity-linked notes two
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity correlation	82.00%	77.00%
Model – Option model | Top of range | – fund-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Fund volatility	21.00%	21.00%
Model – Option model | Top of range | – FX-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	27.00%	25.00%
Model – Option model | Top of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility liabilities	33.00%	36.00%
Model – Option model | Top of range | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
IR volatility assets	33.00%	36.00%
Model – Option model | Top of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility liabilities	14.00%	12.00%
Model – Option model | Top of range | Foreign exchange | FX options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
FX volatility assets	14.00%	12.00%
Model – Option model | Top of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility liabilities	97.00%	81.00%
Model – Option model | Top of range | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Equity volatility assets	97.00%	81.00%
Model – Discounted cash flow | Bottom of range | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	0.20%
Model – Discounted cash flow | Bottom of range | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	6.00%
Model – Discounted cash flow | Bottom of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	6.00%
Model – Discounted cash flow | Top of range | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.40%	1.00%
Model – Discounted cash flow | Top of range | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	7.00%
Model – Discounted cash flow | Top of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%
Model – Discounted cash flow | Bottom of range | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.00%	0.20%
Model – Discounted cash flow | Bottom of range | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	2.00%	2.00%
Model – Discounted cash flow | Bottom of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	6.00%	6.00%
Model – Discounted cash flow | Bottom of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	6.00%	6.00%
Model – Discounted cash flow | Top of range | Derivatives with monolines
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit spread	1.40%	1.00%
Model – Discounted cash flow | Top of range | – structured certificates
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Credit volatility	4.00%	4.00%
Model – Discounted cash flow | Top of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate liabilities	7.00%	7.00%
Model – Discounted cash flow | Top of range | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Prepayment rate assets	7.00%	7.00%